7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	3,225,000	3,075,000	2,975,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.84	$ 2.9	$ 1.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	700,000	850,000	3,025,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3	$ 2.74	$ 2.97
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(1,460,000)	(700,000)	(2,875,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 2.86	$ 3	$ 1.49
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	0	0	(50,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	2,465,000	3,225,000	3,075,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.87	$ 2.84	$ 2.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2.87	2.84	2.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 3,225,000	$ 3,025,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month 6 days	2 years 10 months 20 days	3 years 6 months 21 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.06	$ 0.49	$ 1.32